LEASES - Supplemental information relating to the cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating cash outflows for finance leases	$ 3	$ 3	$ 1
Financing cash outflows for finance leases	70	72	19
Operating cash outflows for operating leases	327	450	454
Right-of-use assets obtained in exchange for new finance lease liabilities			147
Right-of-use assets obtained in exchange for new operating lease liabilities			1,647
Right-of-use assets obtained in exchange for new finance lease liabilities - post adoption	86	129	141
Right-of-use assets obtained in exchange for new operating lease liabilities - post adoption	$ 562	$ 336	$ 430